Equity-Settled Share Option Schemes - Summary of Share Options Exercised (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 HKD ($)
Disclosure of range of exercise prices of outstanding share options [Line Items]
Proceeds received	¥ 1	$ 685,800
Number of shares involved	108,000	108,000
February 15, 2006, Exercisable price 6.35 [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercisable price		$ 6.35
Weighted average closing price per share at respective days immediately before dates of exercise of options		12.88
Proceeds received		$ 685,800
Number of shares involved	108,000	108,000